Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. Fair Value Measurements
The Financial Accounting Standards Board Accounting Standards Codification establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three-tier fair value hierarchy includes the following categories:
•Level 1: Quoted market prices in active markets for identical assets or liabilities. An active market for the asset or liability is a market in which the transaction for the asset or liability occurs with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data, such as quoted prices for similar assets or liabilities or model-derived valuations.
•Level 3: Unobservable inputs that are not corroborated by market data. These inputs reflect a company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following is a description of the valuation methodologies used for the investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Papa John’s International, Inc. common stock:
Papa John’s International, Inc. common stock is traded on The NASDAQ Stock Market under the symbol PZZA. The common stock is valued at its quoted market price at the daily close of NASDAQ on the last business day of the Plan year and is classified as a Level 1 investment.
Mutual funds:
Mutual funds are valued at quoted market prices in an exchange and active market. These investments are classified as Level 1 investments.
Pooled separate accounts:
Pooled separate accounts (“PSAs”) are privately managed through investment companies and are not publicly quoted. PSAs are comprised primarily of shares of registered investment companies held through sub-accounts of an insurance company. The PSAs are valued using net asset value (“NAV”) as a practical expedient to estimate fair value where NAV is based on the value of the underlying investment assets held through sub-accounts of a separate account of an insurance company. This practical expedient is not used when it is determined to be probable that the account will sell the investment for an amount different than the reported NAV. The Plan has concluded that the NAVs reported by the investment companies approximate the fair value of the investments. There are currently no redemption restrictions or unfunded commitments on these investments.
Collective trust fund:
The Principal Stable Value Fund, held in a collective trust fund, invests in conventional and synthetic guaranteed investment contracts (“GICs”) issued by life insurance companies, banks and other financial institutions with excess cash invested in cash equivalents. The objective of the stable value fund is to provide preservation of capital and relatively stable returns regardless of the volatility of the financial markets. The investments are valued using NAV as a practical expedient to estimate fair value where NAV is based on the value of the underlying investment assets owned by the fund, minus its liabilities. This practical expedient is not used when it is determined to be probable that the account will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. There are currently no redemption restrictions or unfunded commitments on these investments.
The Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Papa John's International, Inc. common stock	$1,442,629	$—	$—	$1,442,629
Mutual funds	112,875,981	—	—	112,875,981
Total assets in fair value hierarchy	$114,318,610	$—	$—	114,318,610
Investments measured at NAV (a)				17,483,633
Investments at fair value				$131,802,243

	December 31, 2024
	Fair Value Measurements
	Level 1	Level 2	Level 3
Papa John's International, Inc. common stock	$1,574,475	$—	$—	$1,574,475
Mutual funds	92,728,378	—	—	92,728,378
Total assets in fair value hierarchy	$94,302,853	$—	$—	94,302,853
Investments measured at NAV (a)				17,405,254
Investments at fair value				$111,708,107
(a)    Includes pooled separate accounts and a collective trust fund which are measured using NAV as a practical expedient and are not classified in the fair value hierarchy. The fair value amounts presented in this table are shown for the purpose of reconciling to the Statements of Net Assets Available for Benefits.